Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of Principal Amounts, Unamortized Discount and Net Carrying Amounts
The following table sets forth information related to the 2033 Senior Notes which is included in our Consolidated Balance Sheet as of December 31, 2017:

(In thousands)	Embedded conversion option	2033 Senior Notes	Discount	Debt Issuance Cost	Total
Balance at December 31, 2016	$16,736	$31,850	$(4,612)	$(273)	$43,701
Amortization of debt discount and debt issuance costs	—	—	2,047	148	2,195
Change in fair value of embedded derivative	(3,185)	—	—	—	(3,185)
Reclassification of embedded derivatives to equity	(13,551)	—	—	—	(13,551)
Balance at December 31, 2017	$—	$31,850	$(2,565)	$(125)	$29,160
The following table sets forth information related to the 2033 Senior Notes which is included in our Consolidated Balance Sheet as of December 31, 2016:

(In thousands)	Embedded conversion option	2033 Senior Notes	Discount	Debt Issuance Cost	Total
Balance at December 31, 2015	$23,737	$32,200	$(6,525)	$(426)	$48,986
Amortization of debt discount and debt issuance costs	—	—	1,913	153	2,066
Change in fair value of embedded derivative	(7,001)	—	—	—	(7,001)
Conversion	—	(350)	—	—	(350)
Balance at December 31, 2016	$16,736	$31,850	$(4,612)	$(273)	$43,701
tively.
At December 31, 2017 and 2016, we had notes payable and other debt (excluding the 2033 Senior Notes, the Credit Agreement and amounts outstanding under lines of credit) as follows:

(In thousands)	December 31, 2017	December 31, 2016
Current portion of notes payable	$1,632	$3,681
Other long-term liabilities	2,011	2,090
Total	$3,643	$5,771

Summary of Lines of Credit
The following table summarizes the amounts outstanding under the BioReference, Chilean and Spanish lines of credit:

(Dollars in thousands)			Balance Outstanding
Lender	Interest rate on borrowings at December 31, 2017	Credit line capacity	December 31, 2017	December 31, 2016
JP Morgan Chase	3.27%	$175,000	$104,152	$38,809
Itau Bank	5.50%	1,810	446	419
Bank of Chile	6.60%	3,800	1,598	1,619
BICE Bank	5.50%	2,500	1,819	1,538
BBVA Bank	5.50%	3,250	1,665	1,063
Security Bank	5.50%	501	501	—
Estado Bank	5.50%	3,500	2,111	1,870
Santander Bank	5.50%	4,500	1,988	1,196
Scotiabank	5.00%	1,800	384	789
Corpbanca	5.00%	—	—	18
Banco Bilbao Vizcaya	2.90%	300	—	—
Santander Bank	2.67%	359	—	—
Total		$197,320	$114,664	$47,321

Notes
Debt Instrument [Line Items]
Inputs to Lattice Model Used to Value the Embedded Derivative
The following table sets forth the inputs to the lattice model used to value the embedded derivative:

	February 1, 2017	December 31, 2016	December 31, 2015
Stock price	$8.63	$9.30	$10.05
Conversion Rate	141.4827	141.4827	141.4827
Conversion Price	$7.07	$7.07	$7.07
Maturity date	February 1, 2033	February 1, 2033	February 1, 2033
Risk-free interest rate	1.22%	1.22%	1.33%
Estimated stock volatility	49%	47%	50%
Estimated credit spread	761 basis points	765 basis points	1,142 basis points